Long Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Apr. 01, 2019	Dec. 28, 2017
Long Term Debt (Details) [Line Items]
Borrowed amount	$ 27,000	$ 65,000
Borrowings, interest rate		1.25%	12.00%	7.00%	10.50%
Business Development Bank of Canada [Member]
Long Term Debt (Details) [Line Items]
Borrowed amount	$ 192,886
Term of maturity	four
Borrowings, interest rate	3.20%